Income statements - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Interest income
Calculated using the effective interest rate method	$ 26,596	$ 32,518	$ 31,987
Other	451	704	584
Total interest income	27,047	33,222	32,571
Interest expense	(10,351)	(16,315)	(16,066)
Net interest income	16,696	16,907	16,505
Net fee income	1,592	1,655	2,424
Net wealth management and insurance income	751	1,029	2,061
Trading income	895	929	945
Other income	249	129	72
Net operating income before operating expenses and impairment charges	20,183	20,649	22,007
Operating expenses	(12,739)	(10,106)	(9,566)
Impairment charges	(3,178)	(794)	(710)
Profit before income tax	4,266	9,749	11,731
Income tax expense	(1,974)	(2,959)	(3,632)
Net profit for the period	2,292	6,790	8,099
Profit attributable to non-controlling interests	(2)	(6)	(4)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 2,290	$ 6,784	$ 8,095
Earnings per share (cents)
Basic	$ 0.637	$ 1.965	$ 2.375
Diluted	$ 0.637	$ 1.895	$ 2.301
Parent Entity
Interest income
Calculated using the effective interest rate method	$ 26,025	$ 32,736
Other	598	776
Total interest income	26,623	33,512
Interest expense	(12,539)	(19,295)
Net interest income	14,084	14,217
Net fee income	1,359	922
Trading income	876	956
Other income	1,597	2,684
Net operating income before operating expenses and impairment charges	17,916	18,779
Operating expenses	(10,772)	(8,631)
Impairment charges	(2,691)	(750)
Profit before income tax	4,453	9,398
Income tax expense	(1,795)	(2,277)
Net profit for the period	2,658	7,121
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 2,658	$ 7,121